Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,000,080,982.00
Previously Paid Amount	0.00
Total Fee Amount	2,071,500.00
Total Offset Amount	0.00
Net Fee	$ 2,071,500.00